Cover	May 22, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2023
Entity File Number	001-41172
Entity Registrant Name	SPREE ACQUISITION CORP. 1 LIMITED
Entity Central Index Key	0001881462
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1922 Wildwood Place NE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30324
City Area Code	470
Local Phone Number	223-0227
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of a redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of a redeemable warrant
Trading Symbol	SHAPU
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SHAP
Security Exchange Name	NYSE
Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	SHAPW
Security Exchange Name	NYSE